Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers (Tables)	12 Months Ended
Jul. 31, 2025
Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers [Abstract]
Cash and cash equivalents, investments and funds receivable and amounts held for customers by balance sheet classification
The following table summarizes our cash and cash equivalents, investments, and funds receivable and amounts held for customers by balance sheet classification at the dates indicated.

	July 31, 2025		July 31, 2024
(In millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Classification on consolidated balance sheets:
Cash and cash equivalents	$2,884	$2,884	$3,609	$3,609
Investments	1,667	1,668	465	465
Funds receivable and amounts held for customers	7,076	7,076	3,921	3,921
Total cash and cash equivalents, investments, and funds receivable and amounts held for customers	$11,627	$11,628	$7,995	$7,995

Cash and cash equivalents, investments and relevant portion of funds receivable and amounts held for customers by investment category
The following table summarizes our cash and cash equivalents, investments, and relevant portion of funds receivable and amounts held for customers by investment category at the dates indicated. As of July 31, 2025 and July 31, 2024, this excludes $329 million and $281 million, respectively, of funds receivable on our consolidated balance sheets included in funds receivable and amounts held for customers that were not measured and recorded at fair value.

	July 31, 2025		July 31, 2024
(In millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Type of issue:
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	$9,481	$9,481	$7,099	$7,099
Available-for-sale debt securities:
Corporate notes	502	502	456	456
U.S. agency securities	1,315	1,316	159	159
Total available-for-sale debt securities	1,817	1,818	615	615
Total cash, cash equivalents, restricted cash, restricted cash equivalents, and investments	$11,298	$11,299	$7,714	$7,714

Available-for-sale debt securities classified by the stated maturity date of the security
The following table summarizes our available-for-sale debt securities, included in investments and relevant portion of funds receivable and amounts held for customers, classified by the stated maturity date of the security at the dates indicated.

	July 31, 2025		July 31, 2024
(In millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$1,694	$1,694	$517	$516
Due within two years	62	63	55	56
Due within three years	61	61	43	43
Total available-for-sale debt securities	$1,817	$1,818	$615	$615

Schedule of funds receivable and amounts held for customers
The following table summarizes our funds receivable and amounts held for customers by asset category at the dates indicated.

(In millions)	July 31, 2025	July 31, 2024	July 31, 2023	July 31, 2022
Restricted cash and restricted cash equivalents	$6,597	$3,490	$4	$201
Restricted available-for-sale debt securities and funds receivable	479	431	416	230
Total funds receivable and amounts held for customers	$7,076	$3,921	$420	$431